UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master
              Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

Enhanced EAFE

Summary: As the first half of 2004 drew to a close, global equity market returns, though mostly positive, have proven largely unimpressive. Total returns on international markets as represented by MSCI EAFE were up about 4.5% for the year (US Dollars) while US markets, as represented by the S&P 500 index, were up a scant 3.4% YTD.

While the first quarter of 2004 was a positive period for International market indices, the second quarter was an interval of indecision for equities, with most broad market indices in positive territory by low single-digit percent figures. The MSCI EAFE was up 4.34% for the quarter and the MSCI World was up just over 2%. January and February were largely positive months, with the enthusiasm of 2003 carrying right over into the New Year. However, signs of trouble for European markets emerged in February, as the key German market posted a negative return for the month. Both the MSCI EAFE and S&P 500 dove into April, only to recover some of their surrendered altitude in May. The bellwethers gained again in June, to end the quarter above where they began, but gains were far from impressive.

The aura of uncertainty was fueled by factors ranging from persistent violence in Iraq; to record high oil prices; to mixed, though slowly improving, economic data in the US. Global politics muddied the waters further, raising the volume of uncertainty with the chatter of geopolitical rhetoric surrounding events such as the restoration of sovereignty to Iraq and the EU Constitutional negotiations. Politics moved to center stage as parliamentary elections took place in the EU and Canada while the drumbeat of presidential election year drama gradually swelled in the US.

The closing days of the first half brought greater clarity around the US economic picture, as new home sales and GDP growth figures each exceeded expectations. Additionally, the US Federal Reserve Banks' quarter point increase in the benchmark interest rate on June 30 was smaller than expected by many Fed-watchers, thus equity markets rose moderately on the news.

Attribution: The first half of 2004 was a positive period for the Enhanced EAFE strategy as the portfolio strongly outperformed its benchmark, adding 45 basis points over the index in the first quarter and 16 basis points over the index in the second quarter. Contributions to performance were balanced between stock selection and stock substitution strategies.

Quantitative stock selection proved to be the main source of added value in the first half, especially the turn of year trades. January was extremely strong, with 29 basis points of outperformance in the month alone, much of which was attributable to turn-of-year, particularly the low price and small capitalization screens. In February, a value oriented trade focusing on Japanese equities contributed strongly to performance. In March, market conditions shifted as equity markets generally experienced a flight to quality and a rotation toward companies with greater earnings quality. In April, Earnings Estimate Revisions and Value signals both were contributors, while Momentum was a slight detractor. In May and June the stock selection signal did not work well and gave back some of the gains of April.

Stock substitutions proved moderately additive in the first half. Of particular note was the quarterly rebalance event of MSCI indexes. Our successful management of these changes contributed strongly to the portfolio's return. Additionally, merger activity has picked up and in particular our positioning with respect to the Sammy acquisition of Sega proved additive to the portfolio.

Strategy going forward: As the portfolio enters the third quarter, all of our stock selection screens are active along with our substitution strategies and we remain vigilant in search of additional opportunities to add value.

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Africa - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%     Beverages - 0.4%                    341,077  SABMiller PLC                                     $  4,413,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Africa                        4,413,305
-----------------------------------------------------------------------------------------------------------------------------------
Latin America - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.4%   Diversified Financial           231,000,000  SMFG Finance (Regulation S) (b)                      5,059,708
                        Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Latin America                 5,059,708
-----------------------------------------------------------------------------------------------------------------------------------
North America - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%          Textiles, Apparel & Luxury          293,500  Yue Yuen Industrial (Holdings) Limited                 713,073
                        Goods - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Bermuda                         713,073
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%    Industrial Conglomerates - 0.1%      36,316  General Electric Company                             1,176,638
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United States             1,176,638
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in North America                 1,911,142
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 28.8%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.2%        Beverages - 0.2%                    101,896  Coca-Cola Amatil Limited                               491,897
                                                            198,655  Foster's Brewing Group Limited                         653,168
                                                             47,369  Lion Nathan Limited                                    223,721
                                                            169,679  Southcorp Limited (b)                                  371,143
                                                                                                                       ------------
                                                                                                                          1,739,929
-----------------------------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                 26,107  CSL Limited                                            405,551
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.1%               19,168  Macquarie Bank Limited                                 452,380
                                                              5,912  Perpetual Trustees Australia Limited                   193,519
                                                                                                                       ------------
                                                                                                                            645,899
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%                     38,395  Orica Limited                                          403,864
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.1%             221,392  Australia and New Zealand Banking Group Ltd.         2,819,176
                                                            156,668  Commonwealth Bank of Australia                       3,555,616
                                                            118,561  National Australia Bank Limited (b)                  2,464,474
                                                            224,833  Westpac Banking Corporation Limited                  2,756,489
                                                                                                                       ------------
                                                                                                                         11,595,755
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &               185,267  Brambles Industries Limited                            774,342
                        Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction &                       21,771  Leighton Holdings Ltd.                                 137,856
                        Engineering - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.3%     1,250,789  CSR Limited                                          1,934,285
                                                            145,319  Rinker Group Limited                                   814,895
                                                                                                                       ------------
                                                                                                                          2,749,180
-----------------------------------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.0%        88,633  Amcor Limited                                          430,340
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                79,757  Suncorp-Metway Limited                                 788,934
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication       225,501  Telstra Corporation Limited                            790,133
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.2%     184,542  Coles Myer Limited                                   1,104,261
                                                            109,050  Woolworths Limited                                     865,992
                                                                                                                       ------------
                                                                                                                          1,970,253
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                 85,198  Futuris Corporation Limited                             93,771
-----------------------------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                 91,580  Australian Gas Light Company Limited                   773,829
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               7,457  Cochlear Limited                                       118,020
                        Supplies - 0.0%                      23,464  Pacific Dunlop Limited                                 126,510
                                                                                                                       ------------
                                                                                                                            244,530
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &             119,739  Mayne Nickless Limited                                 284,429
                        Services - 0.1%                      36,240  Sonic Healthcare Limited                               230,232
                                                                                                                       ------------
                                                                                                                            514,661
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                42,078  Aristocrat Leisure Limited                             141,868
                        Leisure - 0.1%                       72,575  TAB Limited                                            248,734
                                                             33,273  TABCORP Holdings Limited                               330,054
                                                                                                                       ------------
                                                                                                                            720,656
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.1%      51,667  Wesfarmers Limited                                   1,058,142
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                    260,271  AMP Limited                                          1,147,659
                                                            349,843  Insurance Austrailia Group Limited                   1,218,503
                                                            108,003  National Mutual Holdings Limited                       252,789
                                                             94,428  QBE Insurance Group Limited                            841,965
                                                                                                                       ------------
                                                                                                                          3,460,916
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                        129,629  John Fairfax Holdings Limited                          336,817

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Australia               Media                                70,416  The News Corporation Limited                      $    621,977
(concluded)             (concluded)                          21,618  Publishing & Broadcasting Limited                      193,509
                                                                                                                       ------------
                                                                                                                          1,152,303
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.8%               98,145  Alumina Limited                                        360,982
                                                            472,150  BHP Billiton Limited                                 4,121,113
                                                             81,106  Blue Scope Steel Limited                               380,799
                                                             32,692  Iluka Resources Limited                                102,935
                                                             44,677  Newcrest Mining Limited                                428,861
                                                             59,684  OneSteel Limited                                       103,524
                                                             32,941  Rio Tinto Limited                                      824,934
                                                            711,396  WMC Resources Limited                                2,438,148
                                                                                                                       ------------
                                                                                                                          8,761,296
-----------------------------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.0%              89,908  Harvey Norman Holdings Limited                         176,616
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.2%                     91,677  Origin Energy Limited                                  360,183
                                                            132,338  Santos Limited                                         638,854
                                                             64,667  Woodside Petroleum Limited                             750,934
                                                                                                                       ------------
                                                                                                                          1,749,971
-----------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%       58,053  Paperlinx Limited                                      196,133
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.3%                   55,275  Commonwealth Property Office Fund                       44,280
                                                            123,143  Deutsche Office Trust                                   98,649
                                                            182,046  Gandel Retail Trust                                    176,270
                                                            332,041  General Property Trust                                 807,236
                                                            216,225  Investa Property Group                                 293,714
                                                             19,827  Lend Lease Corporation Limited                         141,982
                                                            219,904  Macquarie Goodman Industrial Trust                     257,351
                                                            112,693  Stockland Trust Group                                  406,640
                                                             81,259  Westfield Holdings Limited                             871,717
                                                            242,508  Westfield Trust                                        744,986
                                                                                                                       ------------
                                                                                                                          3,842,825
-----------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.0%                   30,799  Toll Holdings Limited                                  229,993
-----------------------------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury           78,061  Pacific Brands Limited (b)                             145,187
                        Goods - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                      292,293  Macquarie Infrastructure Group                         671,917
                        Infrastructure - 0.1%                20,547  Patrick Corporation Limited                             76,432
                                                             88,150  Transurban Group                                       299,044
                                                                                                                       ------------
                                                                                                                          1,047,393
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                    46,600,258
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.4%        Airlines - 0.0%                     148,000  Cathay Pacific Airways                                 278,930
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.2%             393,143  BOC Hong Kong (Holdings) Limited                       670,376
                                                            234,200  Bank of East Asia, Ltd.                                669,589
                                                             84,154  Hang Seng Bank Limited                               1,078,925
                                                                                                                       ------------
                                                                                                                          2,418,890
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%       209,000  Cheung Kong Infrastructure Holdings Limited            503,757
-----------------------------------------------------------------------------------------------------------------------------------
                        Distributors - 0.0%                 253,000  Li & Fung Limited                                      369,779
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%           197,500  CLP Holdings Limited                                 1,081,214
                                                            285,500  Hongkong Electric Holdings Limited                   1,182,293
                                                                                                                       ------------
                                                                                                                          2,263,507
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%         229,500  Johnson Electric Holdings Limited                      233,919
-----------------------------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                366,792  Hong Kong and China Gas Company Ltd.                   604,282
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                77,583  Shangri-La Asia Limited                                 75,596
                        Leisure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.2%     241,269  Hutchison Whampoa Limited                            1,647,167
                                                             84,000  Swire Pacific Limited 'B'                               95,310
                                                                                                                       ------------
                                                                                                                          1,742,477
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                         91,000  Television Broadcasts Ltd.                             389,677
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.5%                  182,400  Amoy Properties Limited                                235,021
                                                            171,116  Cheung Kong (Holdings) Ltd.                          1,261,464
                                                             41,000  Henderson Land Development Company Limited             176,620
                                                            355,838  New World Development Company Ltd.                     262,323
                                                            124,355  Sino Land Company Limited                               69,354
                                                            151,600  Sun Hung Kai Properties Ltd.                         1,243,929
                                                            368,500  Swire Pacific Limited 'A'                            2,385,862
                                                             70,000  Wharf (Holdings) Ltd.                                  201,031
                                                                                                                       ------------
                                                                                                                          5,835,604
-----------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.0%                    7,740  MTR Corporation Limited                                 11,710
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor       17,000  ASM Pacific Technology Limited                          63,752
                        Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%              94,000  Esprit Holdings Limited                                420,601
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                      105,000  Hopewell Holdings Limited                              211,352
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                    15,423,833
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 22.3%           Air Freight & Logistics - 0.1%       90,000  Yamato Transport Co., Ltd.                        $  1,469,001
-----------------------------------------------------------------------------------------------------------------------------------
                        Airlines - 0.1%                     203,000  Japan Airlines System Corporation                      649,287
-----------------------------------------------------------------------------------------------------------------------------------
                        Auto Components - 0.4%               22,800  Aisin Seiki Co. Ltd.                                   475,370
                                                             75,000  Bridgestone Corp.                                    1,409,064
                                                             61,200  Denso Corporation                                    1,424,625
                                                             23,000  NGK Spark Plug Co., Ltd.                               220,694
                                                             17,000  Sanden Corporation                                     105,943
                                                              9,000  Stanley Electric Co., Ltd.                             150,447
                                                             39,500  TOYOTA INDUSTRIES CORPORATION                          948,449
                                                              7,000  Toyoda Gosei Co., Ltd.                                 165,193
                                                                                                                       ------------
                                                                                                                          4,899,785
-----------------------------------------------------------------------------------------------------------------------------------
                        Automobiles - 2.3%                  101,500  Honda Motor Co., Ltd.                                4,892,911
                                                            375,300  Nissan Motor Co., Ltd.                               4,172,102
                                                            394,300  Toyota Motor Corporation                            15,972,194
                                                             18,000  Yamaha Motor Co., Ltd.                                 280,273
                                                                                                                       ------------
                                                                                                                         25,317,480
-----------------------------------------------------------------------------------------------------------------------------------
                        Beverages - 0.1%                      6,700  Coca-Cola West Japan Company Limited                   165,788
                                                             97,000  Kirin Brewery Company, Ltd.                            959,199
                                                             46,000  Sapporo Breweries Limited                              168,629
                                                             23,000  Takara Shuzo Co., Ltd.                                 185,492
                                                                                                                       ------------
                                                                                                                          1,479,108
-----------------------------------------------------------------------------------------------------------------------------------
                        Building Products - 0.2%             28,000  Central Glass Co., Ltd.                                237,108
                                                             17,000  Daikin Industries, Ltd.                                456,491
                                                             41,000  Tostem Corporation                                     884,892
                                                             63,000  Toto Limited                                           662,824
                                                                                                                       ------------
                                                                                                                          2,241,315
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.5%              350,200  The Nikko Securities Co., Ltd.                       1,697,803
                                                            239,000  The Nomura Securities Co., Ltd.                      3,537,415
                                                                                                                       ------------
                                                                                                                          5,235,218
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.9%                    126,000  Asahi Chemical Industry Co., Ltd.                      652,431
                                                             37,000  Daicel Chemical Industries, Ltd.                       194,300
                                                             97,000  Dainippon Ink and Chemicals, Inc.                      248,912
                                                             56,000  Denki Kagaku Kogyo Kabushiki Kaisha                    198,616
                                                             45,000  Ishihara Sangyo Kaisha, Ltd.                            99,391
                                                             29,000  KANSAI PAINT CO., LTD.                                 177,006
                                                             52,000  Kuraray Co., Ltd.                                      425,569
                                                            244,000  Mitsubishi Chemical Corporation                        648,490
                                                              1,000  Mitsubishi Gas Chemical Company, Inc.                    4,142
                                                             78,000  Mitsui Chemicals Inc.                                  390,304
                                                            108,000  Nippon Kayaku Co., Ltd.                                591,889
                                                             21,000  Nippon Shokubai Co., Ltd.                              167,630
                                                             21,000  Nissan Chemical Industries, Ltd.                       168,785
                                                             20,070  Nitto Denko Corporation                              1,026,354
                                                             14,000  Nok Corporation                                        519,635
                                                             25,300  Shin-Etsu Chemical Co., Ltd.                           904,275
                                                            210,000  Showa Denko K.K.                                       525,409
                                                            163,000  Sumitomo Chemical Co., Ltd.                            760,363
                                                            106,000  Teijin Limited                                         396,352
                                                            208,000  Toray Industries, Inc.                                 979,810
                                                            543,000  Ube Industries, Ltd.                                   845,988
                                                             23,000  Zeon Corporation                                       166,732
                                                                                                                       ------------
                                                                                                                         10,092,383
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.7%              56,000  The 77 Bank, Ltd.                                      381,836
                                                             77,000  The Bank of Fukuoka, Ltd.                              456,573
                                                             85,000  The Bank of Yokohama, Ltd. (b)                         531,274
                                                             60,000  The Chiba Bank, Ltd.                                   367,319
                                                          1,231,000  Daiwa Bank Holdings, Inc. (b)                        2,188,645
                                                             52,000  The Gunma Bank Ltd.                                    262,109
                                                            113,000  Hokugin Financial Group, Inc.                          289,969
                                                            111,000  The Joyo Bank, Ltd.                                    493,379
                                                                276  Mitsubishi Tokyo Financial Group, Inc.               2,554,736
                                                              1,002  Mizuho Financial Group, Inc.                         4,545,571
                                                            170,100  Shinsei Bank, Ltd.                                   1,084,998
                                                             82,000  The Shizuoka Bank, Ltd.                                724,447
                                                            123,000  The Sumitomo Trust and Banking Co., Ltd.               875,874
                                                                883  UFJ Holdings, Inc.                                   3,900,527
                                                                                                                       ------------
                                                                                                                         18,657,257
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                   100  Benesse Corporation                                      3,281
                        Supplies - 0.2%                       4,600  Meitec Corp.                                           182,120
                                                             22,500  Secom Co., Ltd.                                        954,727
                                                             55,000  Toppan Printing Co., Ltd.                              622,508
                                                                                                                       ------------
                                                                                                                          1,762,636
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%       9,000  Uniden Corp.                                           195,069
-----------------------------------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.7%      203,000  Fujitsu Limited                                      1,430,665
                                                             26,200  Mitsumi Electric Company, Ltd.                         303,023
                                                            151,000  NEC Corporation                                      1,062,805

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Japan                   Computers & Peripherals              59,300  Seiko Epson Corporation                           $  2,157,549
(continued)             (concluded)                         585,000  Toshiba Corporation                                  2,353,618
                                                                                                                       ------------
                                                                                                                          7,307,660
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction &                       28,000  JGC Corporation                                        269,440
                        Engineering - 0.2%                  176,000  Kajima Corporation                                     653,256
                                                            118,000  Nishimatsu Construction Co., Ltd.                      412,024
                                                             45,000  Obayashi Corporation                                   242,084
                                                             31,000  Okumura Corporation                                    163,076
                                                             28,000  Shimizu Corporation                                    126,765
                                                             74,000  Taisei Corporation                                     279,412
                                                             30,000  Toda Corporation                                       122,898
                                                                                                                       ------------
                                                                                                                          2,268,955
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%        59,000  Sumitomo Osaka Cement Co., Ltd.                        162,214
                                                            183,000  Taiheiyo Cement Corporation                            456,179
                                                                                                                       ------------
                                                                                                                            618,393
-----------------------------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.4%              12,400  Acom Co., Ltd.                                         805,719
                                                                 48  Aiful Corporation                                        5,010
                                                             26,200  Credit Saison Co., Ltd.                                787,573
                                                              7,700  Hitachi Capital Corporation                            143,253
                                                              8,800  Orix Corporation                                     1,008,111
                                                             12,000  Promise Co., Ltd.                                      800,623
                                                             15,410  Takefuji Corporation                                 1,117,107
                                                                                                                       ------------
                                                                                                                          4,667,396
-----------------------------------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.1%        83,000  Toyo Seikan Kaisha, Ltd.                             1,425,487
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication           740  Nippon Telegraph & Telephone Corporation (NTT)       3,953,810
                        Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.9%            78,900  Chubu Electric Power Company, Incorporated           1,666,723
                                                             25,300  Hokkaido Electric Power Company, Incorporated          449,587
                                                            153,200  Kansai Electric Power Company, Inc.                  2,792,602
                                                             45,400  Kyushu Electric Power Company, Incorporated            846,712
                                                             70,800  Tohoku Electric Power Co., Inc.                      1,192,599
                                                            144,700  Tokyo Electric Power                                 3,282,156
                                                                                                                       ------------
                                                                                                                         10,230,379
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.2%          86,000  Fuji Electric Co., Ltd.                                232,507
                                                              8,000  Fujikura Ltd.                                           45,017
                                                              5,000  The Furukawa Electric Co., Ltd. (b)                     21,354
                                                              2,601  Matsushita Electric Works, Ltd.                         23,599
                                                            276,000  Mitsubishi Electric Corporation                      1,355,781
                                                             96,000  Sumitomo Electric Industries                           979,224
                                                              3,000  Ushio Inc.                                              54,108
                                                                                                                       ------------
                                                                                                                          2,711,590
-----------------------------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &               25,000  Alps Electric Co., Ltd.                                355,588
                        Instruments - 1.4%                    1,300  Hirose Electric Co., Ltd.                              142,849
                                                            926,000  Hitachi Ltd.                                         6,373,331
                                                             12,700  Hoya Corporation                                     1,329,185
                                                              4,400  Keyence Corporation                                  1,003,675
                                                             19,800  Kyocera Corporation                                  1,680,319
                                                              4,300  Mabuchi Motor Co., Ltd.                                318,810
                                                             27,100  Murata Manufacturing Co., Ltd.                       1,544,811
                                                              4,200  Nidec Corporation                                      430,335
                                                             15,000  Oki Electric Industry Company, Limited (b)              60,349
                                                             35,000  Omron Corporation                                      819,548
                                                             13,800  TDK Corporation                                      1,047,189
                                                             36,000  Yokogawa Electric Corporation                          480,044
                                                                                                                       ------------
                                                                                                                         15,586,033
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.4%       6,300  Circle K Japan Co. Ltd.                                166,572
                                                             41,000  Ito-Yokado Co., Ltd.                                 1,754,754
                                                              1,200  Lawson Inc.                                             49,489
                                                             15,300  Matsumotokiyoshi Co., Ltd.                             462,723
                                                             45,000  Seven-Eleven Japan Co., Ltd.                         1,468,176
                                                             21,000  Uny Co., Ltd.                                          268,863
                                                                                                                       ------------
                                                                                                                          4,170,577
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.3%                    800  ARIAKE JAPAN Co., Ltd.                                  23,828
                                                             59,000  Ajinomoto Co., Inc.                                    710,498
                                                             15,000  House Foods Corporation                                211,978
                                                              8,000  Kikkoman Corporation                                    68,625
                                                             32,000  Meiji Milk Products Co., Ltd.                          177,427
                                                             41,000  Meiji Seika Kaisha, Ltd.                               182,615
                                                             92,000  Nichirei Corporation                                   323,769
                                                             27,000  Nippon Meat Packers, Inc.                              332,567
                                                             23,000  Nisshin Seifun Group Inc.                              233,552
                                                             11,400  Nissin Food Products Co., Ltd.                         294,625
                                                             18,000  Q.P. Corporation                                       155,891
                                                              5,500  Snow Brand Milk Products Co., Ltd. (b)                  18,600
                                                             12,000  Toyo Suisan Kaisha, Ltd.                               157,815
                                                             16,000  Yakult Honsha Co., Ltd.                                231,682
                                                             23,000  Yamazaki Baking Co., Ltd.                              225,963
                                                                                                                       ------------
                                                                                                                          3,349,435
-----------------------------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.2%                372,000  Osaka Gas Co.                                        1,033,002
                                                            274,000  Tokyo Gas Co.                                          971,800
                                                                                                                       ------------
                                                                                                                          2,004,802
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Japan                   Health Care Equipment &              30,000  Olympus Optical Co., Ltd.                         $    566,375
(continued)             Supplies - 0.1%                      23,700  Terumo Corporation                                     594,048
                                                                                                                       ------------
                                                                                                                          1,160,423
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &               2,900  Alfresa Holdings Corporation                           161,591
                        Services - 0.1%                      12,800  Kuraya Sanseido Inc.                                   193,323
                                                              2,800  Nichii Gakkan Company                                  127,535
                                                              7,900  Suzuken Co., Ltd.                                      245,438
                                                                                                                       ------------
                                                                                                                            727,887
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                10,500  Oriental Land Co., Ltd                                 689,960
                        Leisure - 0.1%                        4,900  SAIZERIYA CO., LTD.                                     67,360
                                                                                                                       ------------
                                                                                                                            757,320
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Durables - 1.4%            13,400  Daito Trust Construction Co., Ltd.                     515,786
                                                             49,000  Daiwa House Industry Co., Ltd.                         568,519
                                                             20,000  Makita Corporation                                     299,867
                                                            283,000  Matsushita Electric Industrial Company, Ltd.         4,017,477
                                                             58,400  Pioneer Corporation                                  1,509,307
                                                              5,200  Rinnai Corporation                                     158,218
                                                            248,000  Sanyo Electric Co., Ltd.                             1,020,501
                                                             58,000  Sekisui Chemical Co., Ltd.                             489,557
                                                             66,000  Sekisui House, Ltd.                                    732,493
                                                            115,000  Sharp Corporation                                    1,837,007
                                                            118,100  Sony Corporation                                     4,448,435
                                                              3,000  Sony Corporation (ADR)(a)                              114,150
                                                                                                                       ------------
                                                                                                                         15,711,317
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Products - 0.2%            62,000  Kao Corporation                                      1,494,387
                                                              5,800  Uni-Charm Corporation                                  289,163
                                                                                                                       ------------
                                                                                                                          1,783,550
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.1%                    2,878  CSK Corporation                                        139,792
                                                                244  NTT Data Corporation                                   787,133
                                                             11,400  Toyo Information Systems Co., Ltd.                     487,907
                                                                                                                       ------------
                                                                                                                          1,414,832
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.7%                        243  Millea Holdings, Inc.                                3,607,753
                                                            271,000  Mitsui Sumitomo Insurance Company, Limited           2,545,709
                                                             21,600  T&D Holdings, Inc.                                   1,078,862
                                                             58,000  The Yasuda Fire & Marine Insurance Co. Ltd.            592,677
                                                                                                                       ------------
                                                                                                                          7,825,001
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet & Catalog                       56  Rakuten, Inc.                                          427,512
                        Retail - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet Software &                  92,600  Softbank Corp.                                       4,073,500
                        Services - 0.5%                         135  Yahoo Japan Corporation (b)                          1,311,460
                                                                                                                       ------------
                                                                                                                          5,384,960
-----------------------------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                  74,000  Fuji Photo Film                                      2,319,388
                        Products - 0.4%                       7,800  SANKYO COMPANY, LIMITED                                318,105
                                                                100  Shimano Inc.                                             2,383
                                                             95,500  Yamaha Corporation                                   1,566,650
                                                                                                                       ------------
                                                                                                                          4,206,526
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.7%                     14,000  Amano Corporation                                      124,584
                                                             19,900  Fanuc Ltd.                                           1,187,270
                                                             33,000  Hino Motors, Ltd.                                      238,922
                                                            148,000  Ishikawajima-Harima Heavy Industries
                                                                     Co., Ltd. (b)                                          244,146
                                                             53,000  Kawasaki Heavy Industries Ltd.                          85,488
                                                             81,000  Komatsu Ltd.                                           490,684
                                                             14,000  Kurita Water Industries Ltd.                           191,816
                                                             45,000  Minebea Company Ltd.                                   209,504
                                                          1,270,000  Mitsubishi Heavy Industries, Ltd.                    3,445,173
                                                             93,000  Mitsui Engineering & Shipbuilding Co., Ltd.            162,792
                                                             38,000  NGK Insulators, Ltd.                                   306,814
                                                             59,000  NTN Corporation                                        298,474
                                                              5,100  SMC Corporation                                        551,528
                                                             74,000  Sumitomo Heavy Industries, Ltd. (b)                    231,939
                                                              8,000  Takuma Co., Ltd.                                        57,334
                                                                                                                       ------------
                                                                                                                          7,826,468
-----------------------------------------------------------------------------------------------------------------------------------
                        Marine - 0.2%                        68,000  Kawasaki Kisen Kaisha, Ltd.                            343,381
                                                            125,000  Mitsui O.S.K. Lines, Ltd.                              657,563
                                                            152,000  Nippon Yusen Kabushiki Kaisha                          700,692
                                                                                                                       ------------
                                                                                                                          1,701,636
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                            220  Dentsu Inc.                                            566,558
                                                             18,000  Toho Co., Ltd.                                         261,632
                                                              5,000  Tokyo Broadcasting System, Inc.                         87,981
                                                                                                                       ------------
                                                                                                                            916,171
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.5%               45,000  Dowa Mining Co., Ltd.                                  266,829
                                                             64,000  JFE Holdings, Inc.                                   1,568,987
                                                            342,000  Kobe Steel, Ltd.                                       510,892
                                                             59,000  Nippon Light Metal Co., Ltd.                           140,045
                                                            599,000  Nippon Steel Corporation                             1,257,123
                                                            107,000  Nisshin Steel Co., Ltd.                                216,716
                                                          1,130,000  Sumitomo Metal Industries, Ltd.                      1,335,930
                                                             41,000  Sumitomo Metal Mining Co.                              267,534
                                                                                                                       ------------
                                                                                                                          5,564,056
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
------------------------------------------------------------------------------------------------------------------------------------
Japan                   Multiline Retail - 0.2%              22,000  Marui Co., Ltd.                                   $    296,385
(continued)                                                  98,888  Mitsukoshi, Ltd. (b)                                   549,202
                                                            144,000  Takashimayo Co., Ltd.                                1,665,472
                                                                                                                       ------------
                                                                                                                          2,511,059
-----------------------------------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.7%           105,700  Canon, Inc.                                          5,570,041
                                                             44,000  Konica Corporation                                     607,286
                                                             79,000  Ricoh Co., Ltd.                                      1,679,696
                                                                                                                       ------------
                                                                                                                          7,857,023
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.2%                     84,500  Nippon Mining Holdings, Inc.                           417,408
                                                            147,000  Nippon Mitsubishi Oil Corp.                            925,528
                                                             53,000  Showa Shell Sekiyu K.K.                                476,497
                                                             32,000  Teikoku Oil Co., Ltd.                                  172,149
                                                             45,000  TonenGeneral Sekiyu K.K.                               385,602
                                                                                                                       ------------
                                                                                                                          2,377,184
-----------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%          124  Nippon Unipac Holding                                  648,893
                                                            106,000  Oji Paper Co., Ltd.                                    680,017
                                                                                                                       ------------
                                                                                                                          1,328,910
-----------------------------------------------------------------------------------------------------------------------------------
                        Personal Products - 0.0%              7,000  ADERANS Company Limited                                150,758
                                                             62,000  Kanebo, Ltd. (b)                                        57,389
                                                             18,000  Shiseido Company, Limited                              226,825
                                                                                                                       ------------
                                                                                                                            434,972
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.2%               23,000  Chugai Pharmaceutical Co., Ltd.                        360,867
                                                             37,300  Daiichi Pharmaceutical Co., Ltd.                       664,881
                                                             35,000  Eisai Company, Ltd.                                  1,007,194
                                                              1,000  Fujisawa Pharmaceutical Co., Ltd.                       23,691
                                                              9,000  Kyowa Hakko Kogyo Co., Ltd.                             64,913
                                                             39,800  Sankyo Company, Ltd.                                   862,640
                                                             42,000  Shionogi & Co., Ltd.                                   722,101
                                                             26,000  Taisho Pharmaceutical Company, Ltd.                    576,639
                                                            174,000  Takeda Pharmaceutical Co, Ltd.                       7,638,363
                                                             35,000  Yamanouchi Pharmaceutical Co., Ltd.                  1,177,198
                                                                                                                       ------------
                                                                                                                         13,098,487
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.3%                       32  Japan Real Estate Investment Corporation               223,471
                                                             13,956  Leopalace21 Corporation                                260,920
                                                            112,000  Mitsubishi Estate Company, Limited                   1,389,800
                                                             68,000  Mitsui Fudosan Co., Ltd.                               815,140
                                                                 30  Office Building Fund of Japan Incorporated             216,377
                                                             28,000  Sumitomo Realty & Development Co., Ltd.                346,937
                                                             46,000  Tokyu Land Corporation                                 147,551
                                                                                                                       ------------
                                                                                                                          3,400,196
-----------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.8%                      140  Central Japan Railway Company                        1,191,953
                                                                396  East Japan Railway Company                           2,221,070
                                                              1,000  Keihin Electric Express Railway Co., Ltd.                6,259
                                                             73,000  Keio Electric Railway Co., Ltd.                        416,799
                                                            280,000  Kinki Nippon Railway Co., Ltd.                       1,064,931
                                                            112,000  Nippon Express Co., Ltd.                               656,922
                                                             95,000  Odakyu Electric Railway Co., Ltd.                      515,420
                                                             21,000  Seino Transportation Co., Ltd.                         216,900
                                                            118,000  Tobu Railway Co., Ltd.                                 516,923
                                                             96,000  Tokyu Corporation                                      491,811
                                                                302  West Japan Railway Company                           1,217,798
                                                                                                                       ------------
                                                                                                                          8,516,786
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor        2,300  NEC Electronics Corporation                            141,227
                        Equipment - 0.3%                     14,000  Nikon Corporation                                      157,559
                                                             12,900  Rohm Company Ltd.                                    1,544,004
                                                             14,000  Sanken Electric Co., Ltd.                              182,706
                                                             20,300  Tokyo Electron Limited                               1,138,579
                                                                                                                       ------------
                                                                                                                          3,164,075
-----------------------------------------------------------------------------------------------------------------------------------
                        Software - 0.3%                      22,400  Capcom Company, Ltd.                                   246,551
                                                              4,300  Fuji Soft ABC Incorporated                             169,060
                                                                100  Konami Co., Ltd.                                         2,539
                                                                100  Namco Ltd.                                               2,804
                                                             11,500  Nintendo Company Ltd.                                1,333,226
                                                              1,100  Oracle Corporation Japan                                60,991
                                                             72,300  Sega Enterprises Ltd. (b)                              927,645
                                                             21,500  Trend Micro Incorporated                               953,673
                                                                                                                       ------------
                                                                                                                          3,696,489
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.2%              15,000  Aoyamma Trading Co., Ltd.                              406,223
                                                              9,900  Autobacs Seven Co., Ltd.                               323,906
                                                              3,800  Fast Retailing Co., Ltd.                               307,510
                                                              2,400  Nitori Co., Ltd.                                       150,447
                                                              7,000  Shimachu Co., Ltd.                                     190,212
                                                              1,000  Shimamura Co., Ltd.                                     86,698
                                                              6,500  USS Co., Ltd.                                          559,364
                                                             16,300  Yamada Denki Co. Ltd.                                  607,992
                                                                                                                       ------------
                                                                                                                          2,632,352
-----------------------------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury           14,000  Gunze Limited                                           72,621
                        Goods - 0.1%                         23,000  Nisshinbo Industries Inc.                              173,056
                                                             12,000  Tokyo Style Co., Ltd.                                  137,030
                                                             85,000  Toyobo Co., Ltd.                                       213,445
                                                             15,000  Wacoal Corp.                                           159,465
                                                                                                                       ------------
                                                                                                                            755,617
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Japan
(concluded)             Tobacco - 0.1%                           84  Japan Tobacco, Inc.                               $    652,816
-----------------------------------------------------------------------------------------------------------------------------------
                        Trading Companies &                 100,000  Marubeni Corporation                                   245,612
                        Distributors - 0.3%                 124,000  Mitsubishi Corporation                               1,204,601
                                                             49,200  Mitsui & Co., Ltd.                                     368,386
                                                            187,000  Sumitomo Corporation                                 1,357,320
                                                                                                                       ------------
                                                                                                                          3,175,919
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                        79,000  Kamigumi Co., Ltd.                                     574,137
                        Infrastructure - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication            3,249  NTT DoCoMo, Inc.                                     5,806,305
                        Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                       245,683,042
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%      Construction Materials - 0.1%       265,510  Fletcher Building Limited                              767,185
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication       190,112  Telecom Corporation of New Zealand Limited             709,896
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%            51,437  Contact Energy Limited                                 191,417
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%            39,972  Fisher & Paykel Appliances Holdings Limited            115,752
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                     64,143  Tower Limited (b)                                       69,655
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                          9,510  Independent Newspapers Ltd.                             28,385
                                                             14,125  Sky Network Television Limited (b)                      45,389
                                                                                                                       ------------
                                                                                                                             73,774
-----------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%      111,432  Carter Holt Harvey Limited                             146,483
                                                                601  Fletcher Challenge Forests                                 729
                                                                                                                       ------------
                                                                                                                            147,212
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                       42,358  Auckland International Airport Limited                 181,302
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in New Zealand                   2,256,193
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.7%        Aerospace & Defense - 0.0%          225,000  Singapore Technologies Engineering Ltd.                271,706
-----------------------------------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                      27,000  Singapore Airlines Limited                             175,564
-----------------------------------------------------------------------------------------------------------------------------------
                        Beverages - 0.0%                     31,500  Fraser & Neave Limited                                 256,031
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.3%             119,652  DBS Group Holdings Limited                           1,000,313
                                                            167,899  Oversea-Chinese Banking Corporation Ltd.             1,179,470
                                                            145,800  United Overseas Bank Ltd.                            1,134,268
                                                                                                                       ------------
                                                                                                                          3,314,051
-----------------------------------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.0%        7,509  Creative Technology Limited                             78,907
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        32,600  Datacraft Asia Limited                                  32,926
                        Services - 0.1%
                                                            663,000  Singapore Telecommunications, Ltd.                     862,214
                                                                                                                       ------------
                                                                                                                            895,140
-----------------------------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &               53,000  Venture Manufacturing (Singapore) Ltd.                 553,862
                        Instruments - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &              81,000  Parkway Holdings Limited                                52,669
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                 8,000  Overseas Union Enterprise Ltd.                          32,744
                        Leisure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.0%     151,000  Sembcorp Industries Limited                            117,472
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                     62,000  SembCorp Marine Limited                                 34,195
-----------------------------------------------------------------------------------------------------------------------------------
                        Marine - 0.1%                       703,000  Neptune Orient Lines Limited                           963,209
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                        242,250  Singapore Press Holdings Limited                       585,074
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.0%                   57,000  Allgreen Properties Limited                             31,934
                                                             71,000  City Developments Limited                              222,590
                                                             43,000  Keppel Land Limited                                     40,193
                                                             55,801  United Overseas Land Limited                            75,483
                                                             95,666  Wing Tai Holdings Limited                               45,821
                                                                                                                       ------------
                                                                                                                            416,021
-----------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.0%                   58,000  SMRT Corporation Limited                                24,245
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor       79,000  Chartered Semiconductor Manufacturing
                        Equipment - 0.0%                             Limited (b)                                             64,211
                                                              3,500  Chartered Semiconductor Manufacturing
                                                                     Limited (ADR)(a) (b)                                    28,490
                                                             19,000  ST Assembly Test Services Limited (b)                   15,664
                                                                                                                       ------------
                                                                                                                            108,365
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                       35,000  SembCorp Logistics Limited                              37,389
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                     7,916,644
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Pacific Basin/Asia      317,879,970
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 65.8%
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%          Building Products - 0.0%              3,035  Wienerberger Baustoffindustrie AG                      105,643
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Austria                 Commercial Banks - 0.3%               1,253  Bank Austria Creditanstalt                        $     73,479
(concluded)                                                 109,317  Bayerische Hypo-und Vereinsbank AG
                                                                     (HVB Group)(b)                                       1,945,091
                                                              6,742  Erste Bank der oesterreichischen Sparkassen AG       1,058,963
                                                                                                                       ------------
                                                                                                                          3,077,533
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%         3,219  RHI AG (b)                                              72,493
-----------------------------------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.0%           870  Mayr-Melnhof Karton AG                                 112,199
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        22,340  Telekom Austria AG                                     341,109
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%               424  Oesterreichische Elektrizitaetswirtschafts-AG
                                                                     "Verbund" 'A'                                           74,573
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%                  781  Boehler-Uddeholm AG                                     64,804
                                                              7,792  Voest-Alpine AG                                        383,946
                                                                                                                       ------------
                                                                                                                            448,750
-----------------------------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                   28,413  Hypo Real Estate Holding AG (b)                        833,439
                        Finance - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                        1,737  Flughafen Wien AG                                      100,171
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                       5,165,910
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%          Beverages - 0.0%                     14,143  Interbrew SA                                           449,965
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.1%                      6,897  Solvay SA                                              563,052
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.2%              72,774  Dexia                                                1,207,692
                                                             10,125  KBC Bancassurance Holding                              582,546
                                                                                                                       ------------
                                                                                                                          1,790,238
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%      13,246  Belgacom SA (b)                                        403,216
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction &                       30,640  Suez Lyonnaise des Eaux SA (b)                             373
                        Engineering - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Distributors - 0.0%                     479  D'leteren SA                                           101,053
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial               168,800  Fortis                                               3,737,744
                        Services - 0.4%                      12,542  Groupe Bruxelles Lambert SA                            801,872
                                                                                                                       ------------
                                                                                                                          4,539,616
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%             3,082  Electrabel SA                                          988,050
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%           2,780  Bekaert NV                                             160,151
-----------------------------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                  965  Barco NV (New Shares)                                   86,998
                        Instruments - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.1%       2,938  Colruyt NV                                             362,814
                                                             10,444  Delhaize Group                                         534,316
                                                                                                                       ------------
                                                                                                                            897,130
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               2,949  Omega Pharma SA                                        149,436
                        Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                  20,137  Agfa Gevaert NV                                        499,549
                        Products - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                  138  Umicore (b)                                                 22
                                                              4,947  Union Miniere SA                                       311,471
                                                                                                                       ------------
                                                                                                                            311,493
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%               13,504  UCB SA                                                 628,927
-----------------------------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication            4,225  Mobistar SA (b)                                        263,186
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                      11,832,433
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%          Beverages - 0.0%                      4,447  Carlsberg A/S 'B'                                      235,116
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%                      9,687  Novozymes A/S 'B'                                      436,841
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.1%              52,125  Danske Bank                                          1,235,028
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                13,578  Group 4 Falck A/S                                      348,937
                        Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        20,164  TDC A/S                                                655,163
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%           4,027  NKT Holding A/S                                         81,736
                                                             26,974  Vestas Wind Systems A/S (b)                            396,271
                                                                                                                       ------------
                                                                                                                            478,007
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                  3,292  A/S Det Ostasiatiske Kompagni                          152,496
                                                              8,244  Danisco A/S                                            425,070
                                                                                                                       ------------
                                                                                                                            577,566
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &              56,637  GN Store Nord A/S                                      500,618
                        Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%             1,901  Bang & Olufsen Holding A/S 'B'                         104,552
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                      4,241  Topdanmark A/S (b)                                     250,604
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Denmark
(concluded)             Marine - 0.1%                           101  A P Moller - Maersk A/S                           $    694,357
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.2%               17,494  H. Lundbeck A/S                                        380,849
                                                             29,842  Novo Nordisk A/S 'B'                                 1,536,246
                                                                                                                       ------------
                                                                                                                          1,917,095
-----------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.0%                    2,120  DSV, De Sammensluttede Vognmaend af
                                                                     13-7-1976 A/S                                          101,328
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                        1,145  Kobenhavns Lufthavne A/S                               166,804
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Denmark                       7,702,016
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%          Auto Components - 0.0%                1,535  Nokian Renkaat Oyj                                     149,535
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.8%     633,742  Nokia Oyj 'A'                                        9,144,561
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        20,546  Elisa Oyj 'A' (b)                                      274,970
                        Services - 0.1%                      45,877  TeliaSonera AB                                         192,566
                                                                                                                       ------------
                                                                                                                            467,536
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%            24,343  Fortum Corporation, the IVO-Neste Group                310,978
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%       9,693  Kesko Oyj 'B'                                          192,226
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                    6,422  Tietoenator Oyj                                        194,943
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                      8,985  Pohjola Group PLC 'D'                                   92,481
                                                             60,144  Sampo Insurance Company Ltd. 'A'                       583,930
                                                                                                                       ------------
                                                                                                                            676,411
-----------------------------------------------------------------------------------------------------------------------------------
                        Leisure Equipment &                   3,965  Amer Group Ltd.                                        206,468
                        Products - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                      6,420  Kone Corporation 'B'                                   388,045
                                                             15,213  Metso Corporation                                      192,493
                                                              5,834  Wartsila Oyj 'B'                                       130,602
                                                                                                                       ------------
                                                                                                                            711,140
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%               17,563  Outokumpu Oyj                                          280,990
                                                             12,086  Rautaruukki Oyj                                         97,490
                                                                                                                       ------------
                                                                                                                            378,480
-----------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.2%       65,515  Stora Enso Oyj 'R'                                     888,753
                                                             58,004  UPM-Kymmene Oyj                                      1,103,724
                                                                                                                       ------------
                                                                                                                          1,992,477
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.0%               15,734  Orion-Yhtyma OY 'B'                                    403,913
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                      14,828,668
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.3%           Aerospace & Defense - 0.2%           64,891  European Aeronautic Defence and Space Company        1,806,368
                                                              3,655  Thales SA                                              133,717
                                                             15,064  Zodiac SA                                              512,623
                                                                                                                       ------------
                                                                                                                          2,452,708
-----------------------------------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                      23,556  Groupe Air France                                      401,518
-----------------------------------------------------------------------------------------------------------------------------------
                        Auto Components - 0.1%               14,538  Compagnie Generale des Etablissements
                                                                     Michelin 'B'                                           803,904
                                                              5,885  Valeo SA                                               245,230
                                                                                                                       ------------
                                                                                                                          1,049,134
-----------------------------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.4%                   39,067  PSA Peugeot Citroen                                  2,175,488
                                                             27,800  Renault SA                                           2,117,312
                                                                                                                       ------------
                                                                                                                          4,292,800
-----------------------------------------------------------------------------------------------------------------------------------
                        Beverages - 0.1%                      5,335  Pernod Ricard                                          682,186
-----------------------------------------------------------------------------------------------------------------------------------
                        Building Products - 0.2%             37,229  Compagnie de Saint-Gobain                            1,855,722
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.2%                     13,441  Air Liquide                                          2,222,356
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.2%             105,605  BNP Paribas SA                                       6,494,883
                                                            151,789  Credit Agricole SA                                   3,693,482
                                                             41,782  Societe Generale 'A'                                 3,550,760
                                                                                                                       ------------
                                                                                                                         13,739,125
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                14,626  Adecco SA (Registered Shares)                          729,391
                        Supplies - 0.1%                       6,239  Societe BIC SA                                         277,667
                                                                                                                       ------------
                                                                                                                          1,007,058
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.5%     298,322  Alcatel (b)                                          4,602,250
                                                             24,821  Alcatel (ADR)(a) (b)                                   384,477
                                                              4,915  Sagem SA (New Shares)                                  548,351
                                                                                                                       ------------
                                                                                                                          5,535,078
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction &                        7,705  Societe Generale d'Entreprises SA                      776,191
                        Engineering - 0.1%                   30,405  Suez SA                                                631,828
                                                                                                                       ------------
                                                                                                                          1,408,019
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.2%         5,736  IMERYS SA                                              334,280
                                                             19,980  Lafarge SA (Ordinary)                                1,781,825
                                                                                                                       ------------
                                                                                                                          2,116,105
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
France
(concluded)             Diversified Telecommunication        59,519  France Telecom SA                                 $  1,551,104
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%           8,777  Alstom (b)                                               9,824
                                                             22,672  Schneider Electric SA                                1,547,456
                                                                                                                       ------------
                                                                                                                          1,557,280
-----------------------------------------------------------------------------------------------------------------------------------
                        Energy Equipment &                      999  Compagnie Francaise d'Etudes et de
                        Services - 0.0%                              Construction (Technip SA)                              135,521
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.3%      71,360  Carrefour SA                                         3,462,388
                                                                619  Casino Guichard-Perrachon SA                            55,843
                                                                                                                       ------------
                                                                                                                          3,518,231
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                 29,368  GROUPE DANONE                                        2,561,883
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               9,467  Essilor International SA                               617,942
                        Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels Restaurants &                 19,217  Accor SA                                               811,065
                        Leisure - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.1%                    3,086  Atos Origin SA (b)                                     198,242
                                                             16,032  Cap Gemini SA (b)                                      643,481
                                                                                                                       ------------
                                                                                                                            841,723
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                    137,413  Axa                                                  3,026,022
                                                             32,060  Axa (ADR)(a)                                           709,808
                                                             22,769  CNP Assurances                                       1,321,104
                                                                                                                       ------------
                                                                                                                          5,056,934
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet Software &                  82,175  Wanadoo (b)                                                  1
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.6%                         15,742  Lagardere S.C.A.                                       983,481
                                                              7,758  Publicis SA                                            229,645
                                                             10,101  Societe Television Francaise 1                         318,172
                                                            138,922  Vivendi Universal SA (b)                             3,853,644
                                                             50,000  Vivendi Universal SA (ADR)(a) (b)                    1,395,000
                                                                                                                       ------------
                                                                                                                          6,779,942
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.2%              110,791  Arcelor                                              1,860,156
-----------------------------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.1%               6,868  Pinault-Printemps-Redoute SA                           705,660
-----------------------------------------------------------------------------------------------------------------------------------
                        Multi-Utilities & Unregulated       220,571  Suez SA                                              4,591,601
                        Power - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 1.4%                     78,173  TotalFinaElf SA                                     14,903,610
-----------------------------------------------------------------------------------------------------------------------------------
                        Personal Products - 0.3%             38,190  L'Oreal SA                                           3,050,353
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.0%              140,166  Aventis SA                                          10,581,571
                                                              2,500  Aventis SA (ADR)(a)                                    190,175
                                                              5,912  Sanofi-Synthelabo SA                                   374,747
                                                                                                                       ------------
                                                                                                                         11,146,493
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.1%                    5,091  Gecina                                                 400,130
                                                              3,830  Klepierre                                              261,879
                                                              2,366  Unibail (Union du Credit-Bail Immobilier)              244,681
                                                                                                                       ------------
                                                                                                                            906,690
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor       67,782  STMicroelectronics NV                                1,486,880
                        Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                       2,163  Business Objects SA (b)                                 48,501
                                                              3,864  Dassault Systemes SA                                   179,160
                                                                                                                       ------------
                                                                                                                            227,661
-----------------------------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury           29,928  LVMH (Louis Vuitton Moet Hennessy)                   2,164,688
                        Goods - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.0%                        8,884  Altadis                                                273,785
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                        5,594  Autoroutes du Sud de la France                         222,146
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication           21,062  Bouygues SA                                            705,202
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                      102,438,360
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 5.9%          Air Freight & Logistics - 0.1%       49,889  Deutsche Post AG (Registered Shares)                 1,077,380
-----------------------------------------------------------------------------------------------------------------------------------
                        Airlines - 0.1%                      60,638  Deutsche Lufthansa AG (Registered Shares) (b)          824,807
-----------------------------------------------------------------------------------------------------------------------------------
                        Auto Components - 0.0%               12,797  Continental AG                                         617,174
-----------------------------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.6%                  117,617  DaimlerChrysler AG                                   5,494,991
                                                             28,129  Volkswagen AG                                        1,188,228
                                                                                                                       ------------
                                                                                                                          6,683,219
-----------------------------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                 21,419  QIAGEN NV (b)                                          252,516
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.7%               94,140  Deutsche Bank AG (Registered Shares)                 7,396,699
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.6%                     67,426  BASF AG                                              3,608,669
                                                             80,551  Bayer AG                                             2,322,656
                                                              6,605  Linde AG                                               363,547
                                                                                                                       ------------
                                                                                                                          6,294,872
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.1%              68,156  Commerzbank AG (b)                                   1,200,711
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
------------------------------------------------------------------------------------------------------------------------------------
Germany
(concluded)             Commercial Services &                24,315  Securicor PLC                                     $     56,221
                        Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%         1,861  Heidelberger Zement AG                                  92,718
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                49,149  DEPFA BANK PLC                                         713,978
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication       332,585  Deutsche Telekom AG (Registered Shares) (b)          5,842,995
                        Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.5%            84,520  E.On AG                                              6,097,894
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.1%      14,972  Metro AG                                               709,683
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                  8,956  Suedzucker AG                                          175,976
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &               4,873  Fresenius Medical Care AG                              361,594
                        Services - 0.1%                       4,317  Gehe AG                                                257,887
                                                                                                                       ------------
                                                                                                                            619,481
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                17,017  TUI AG                                                 325,049
                        Leisure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.5%      74,425  Siemens AG                                           5,352,362
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.6%                      8,400  Allianz AG (b)                                       1,119,075
                                                             29,930  Allianz AG (Registered Shares)                       3,241,968
                                                             23,422  Muenchener Rueckversicherungs-Gesellschaft AG
                                                                     (Registered Shares)                                  2,539,027
                                                                                                                       ------------
                                                                                                                          6,900,070
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                     15,645  MAN AG                                                 570,654
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%               42,424  Thyssen Krupp AG                                       723,128
-----------------------------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.1%              47,658  Karstadt AG                                          1,037,318
-----------------------------------------------------------------------------------------------------------------------------------
                        Multi-Utilities & Unregulated        70,108  RWE AG                                               3,296,725
                        Power - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                        Personal Products - 0.1%              9,771  Beiersdorf AG                                        1,141,832
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%                6,607  Altana AG                                              397,338
                                                             19,467  Schering AG                                          1,147,042
                                                                                                                       ------------
                                                                                                                          1,544,380
-----------------------------------------------------------------------------------------------------------------------------------
                        Software - 0.4%                      27,074  SAP AG (Systeme, Anwendungen, Produkte in der
                                                                     Datenverarbeitung)                                   4,488,348
                                                             10,000  SAP AG (Systeme, Anwendungen, Produkte in der
                                                                     Datenverarbeitung)(ADR)(a)                             418,100
                                                                                                                       ------------
                                                                                                                          4,906,448
-----------------------------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury            4,533  Adidas-Salomon  AG                                     541,194
                        Goods - 0.1%                          2,590  Puma AG Rudolf Dassler Sport                           658,175
                                                                                                                       ------------
                                                                                                                          1,199,369
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                      65,653,659
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.4%           Beverages - 0.1%                     24,061  Hellenic Bottling Co.                                  560,301
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.2%              17,046  Alpha Credit Bank                                      433,860
                                                                  1  Bank of Piraeus                                             12
                                                              9,118  Commercial Bank of Greece                              239,174
                                                             16,089  EFG Eurobank Ergasias                                  347,646
                                                             36,499  National Bank of Greece SA                             801,089
                                                                                                                       ------------
                                                                                                                          1,821,781
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%      11,897  Intracom SA                                             51,240
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%        10,642  Titan Cement Company                                   251,183
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        14,030  Hellenic Telecommunications
                        Services - 0.0%                              Organization SA (OTE)                                  181,621
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels Restaurants &                 35,935  Greek Organization of Football Prognostics             674,167
                        Leisure - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%               16,252  Viohalco, Hellenic Copper and Aluminum
                                                                     Industry SA                                            117,056
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.0%                     46,189  Hellenic Petroleum SA                                  384,380
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.0%                   1  Hellenic Duty Free Shops SA                                 19
-----------------------------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury            2,801  Folli-Follie                                            89,285
                        Goods - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication           14,600  Cosmote Mobile Telecommunications SA                   227,368
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                        4,358,401
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%          Airlines - 0.1%                      66,046  Ryanair Holdings PLC (b)                               372,043
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.3%              94,659  Allied Irish Banks PLC                               1,462,619
                                                            164,852  Bank of Ireland                                      2,200,784
                                                                                                                       ------------
                                                                                                                          3,663,403
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%        60,160  CRH PLC                                              1,270,645
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                 25,251  Kerry Group PLC 'A'                                    535,478
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Ireland
(concluded)             Household Durables - 0.0%            56,761  Waterford Wedgwood PLC (b)                        $     12,154
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                   13,839  DCC PLC                                                250,875
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                     19,404  Irish Life & Permanent PLC                             295,335
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                        150,838  Independent News & Media PLC                           357,858
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.2%               67,878  Elan Corporation PLC (b)                             1,669,018
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                       8,426,809
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%            Aerospace & Defense - 0.0%          470,012  Finmeccanica SpA                                       373,297
-----------------------------------------------------------------------------------------------------------------------------------
                        Automobiles - 0.1%                  170,379  Fiat SpA (b)                                         1,429,483
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.1%               41,625  Mediobanca SpA                                         506,431
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.1%              45,000  Banca Antonveneta SPA (b)                              924,715
                                                            131,777  Banca Intesa SpA                                       396,006
                                                             76,200  Banca Monte dei Paschi di Siena SpA                    243,824
                                                            215,986  Banca Nazionale del Lavoro SpA (Ordinary) (b)          502,171
                                                             11,589  Banca Popolare di Milano Scrl (BPM)                     74,447
                                                             30,490  Banche Populari Unite Scrl                             505,614
                                                             35,438  Banco Popolare di Verona e Novara Scrl                 608,793
                                                            167,458  Capitalia SpA                                          524,014
                                                          1,033,038  Intesa BCI SpA                                       4,035,732
                                                            107,940  San Paolo-IMI SpA                                    1,300,120
                                                            547,716  Unicredito Italiano SpA                              2,705,498
                                                                                                                       ------------
                                                                                                                         11,820,934
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%        22,322  Italcementi SpA                                        298,739
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                20,918  FinecoGroup SpA (b)                                    131,830
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication     1,020,704  Telecom Italia SpA                                   3,172,900
                        Services - 0.4%                     697,016  Telecom Italia SpA - RNC                             1,539,165
                                                                                                                       ------------
                                                                                                                          4,712,065
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.3%           410,999  Enel SpA                                             3,295,277
-----------------------------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                202,229  Snam Rete Gas SpA                                      868,528
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.0%     258,483  Pirelli & C. SpA                                       266,996
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.4%                     64,023  Alleanza Assicurazioni SpA                             730,642
                                                            130,181  Assicurazioni Generali SpA                           3,511,389
                                                             27,666  Riunione Adriatica di Sicurta SpA                      501,868
                                                                                                                       ------------
                                                                                                                          4,743,899
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet Software &                 115,544  Telecom Italia Media SpA (b)                            47,599
                        Services - 0.1%                      96,032  Tiscali SpA (b)                                        431,831
                                                                                                                       ------------
                                                                                                                            479,430
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                         61,914  Mediaset SpA                                           705,820
-----------------------------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.0%              18,782  La Rinascente SpA (b)                                   45,702
-----------------------------------------------------------------------------------------------------------------------------------
                        Multi-Utilities & Unregulated       130,710  EDISON SpA (b)                                         226,138
                        Power - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.8%                    415,922  ENI SpA                                              8,257,929
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                        6,055  Autotrade SpA                                          118,974
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication          452,250  Telecom Italia Mobile (TIM) SpA                      2,564,072
                        Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                        40,845,544
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.9%      Air Freight & Logistics - 0.2%       31,212  TNT Post Group NV                                      713,153
-----------------------------------------------------------------------------------------------------------------------------------
                        Beverages - 0.1%                     25,953  HEINEKEN NV                                            852,860
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.2%                     28,415  Akzo Nobel NV                                        1,045,085
                                                             31,857  DSM NV                                               1,563,143
                                                                                                                       ------------
                                                                                                                          2,608,228
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.4%             200,207  ABN AMRO Holding NV                                  4,379,602
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                 6,374  Randstad Holding NV                                    174,719
                        Supplies - 0.0%
                                                             10,575  Vedior NV 'A'                                          154,136
                                                                                                                       ------------
                                                                                                                            328,855
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                 4,614  Euronext NV                                            128,552
                        Services - 0.5%                     227,124  ING Groep NV                                         5,360,810
                                                              9,148  ING Groep NV (ADR)(a)                                  216,808
                                                                                                                       ------------
                                                                                                                          5,706,170
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication       247,872  KPN NV                                               1,887,850
                        Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                        Energy Equipment &                    5,980  IHC Caland NV                                          278,145
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.1%     202,294  Koninklijke Ahold NV (b)                             1,587,481

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands             Food & Staples Retailing              2,923  Koninklijke Ahold NV (ADR)(a)                     $     23,179
(concluded)             (concluded)                                                                                    ------------
                                                                                                                          1,610,660
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.5%                 20,457  Koninklijke Numico NV (b)                              657,319
                                                             75,455  Unilever NV 'A'                                      5,150,111
                                                                                                                       ------------
                                                                                                                          5,807,430
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.5%           217,527  Koninklijke (Royal) Philips Electronics NV           5,856,798
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                   70,183  Getronics NV (b)                                       192,123
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                    193,803  Aegon NV                                             2,336,683
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.4%                        198,735  Reed Elsevier PLC                                    1,931,775
                                                             77,795  Reed Elsevier NV                                     1,092,253
                                                             24,599  VNU NV                                                 714,390
                                                             27,137  Wolters Kluwer NV 'A'                                  492,602
                                                                                                                       ------------
                                                                                                                          4,231,020
-----------------------------------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.0%            11,546  Oce NV                                                 186,831
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 1.3%                    257,764  Royal Dutch Petroleum Company                       13,228,010
                                                             20,655  Royal Dutch Petroleum Company (NY Registered
                                                                     Shares)                                              1,067,244
                                                                                                                       ------------
                                                                                                                         14,295,254
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.1%                    6,312  Corio NV                                               268,782
                                                              2,355  Rodamco Europe NV                                      142,258
                                                              3,363  Wereldhave NV                                          276,592
                                                                                                                       ------------
                                                                                                                            687,632
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor      106,029  ASM Lithography Holding NV (b)                       1,794,393
                        Equipment - 0.2%                     23,145  ASM Lithography Holding NV (NY Registered
                                                                     Shares) (b)                                            396,011
                                                                                                                       ------------
                                                                                                                          2,190,404
-----------------------------------------------------------------------------------------------------------------------------------
                        Trading Companies &                  69,608  Hagemeyer NV (b)                                       147,358
                        Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands              54,297,056
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%           Airlines - 0.0%                      11,044  SAS AB (b)                                              85,238
-----------------------------------------------------------------------------------------------------------------------------------
                        Beverages - 0.1%                     16,023  Orkla ASA 'A'                                          401,066
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%                     15,371  Yara International ASA                                 124,183
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.0%              50,261  DNB Holding ASA                                        342,977
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        74,425  Telenor A/S                                            517,534
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Energy Equipment &                    2,793  Aker Kvaerner ASA (b)                                   43,820
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                     29,522  Tomra Systems ASA                                      139,273
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                          8,446  Schibsted ASA                                          151,398
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.3%                      5,734  Frontline Limited                                      197,296
                                                             36,904  Norsk Hydro ASA                                      2,398,507
                                                             39,604  Statoil ASA                                            502,799
                                                                                                                       ------------
                                                                                                                          3,098,602
-----------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%       15,214  Norske Skogindustrier ASA                              271,071
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                        5,175,162
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%         Commercial Banks - 0.1%             113,150  BPI-SGPS, SA (Registered Shares)                       412,992
                                                            139,305  Banco Comercial Portugues, SA (BCP)
                                                                     (Registered Shares)                                    325,412
                                                                                                                       ------------
                                                                                                                            738,404
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        98,365  Portugal Telecom SA (Registered Shares)              1,061,524
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%           305,809  Electricidade de Portugal, SA (EDP)                    855,744
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.0%      95,662  Sonae, S.G.P.S., SA                                    104,748
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                         20,104  PT Multimedia-Servicos de Telecomunicacoes e
                                                                     Multimedia, SGPS, SA                                   440,272
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Portugal                      3,200,692
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%            Airlines - 0.0%                      58,457  Iberia Lineas Aereas de Espana SA                      167,847
-----------------------------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                    677  Puleva Biotech, SA (b)                                   2,232
                                                             20,062  Zeltia, SA                                             137,419
                                                                                                                       ------------
                                                                                                                            139,651
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.3%              50,000  Banco Bilbao Vizcaya Argentaria, SA (ADR)(a)           675,000
                                                            369,934  Banco Bilbao Vizcaya, SA                             4,941,881
                                                             15,804  Banco Popular Espanol SA                               892,561
                                                            747,146  Banco Santander Central Hispano SA                   7,753,900
                                                                                                                       ------------
                                                                                                                         14,263,342
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Spain                   Construction &                       20,811  ACS, Actividades de Construccion y
(concluded)             Engineering - 0.1%                           Servicios, SA                                     $    350,678
                                                              7,862  Acciona SA                                             488,787
                                                              8,535  Fomento de Construcciones y Contratas SA               316,300
                                                              3,009  Grupo Ferrovial, SA                                    125,276
                                                                                                                       ------------
                                                                                                                          1,281,041
-----------------------------------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.0%         8,212  Reno de Medici SpA (b)                                   6,694
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication       444,160  Telefonica SA                                        6,565,706
                        Services - 0.9%                      59,921  Telefonica SA (ADR)(a)                               2,674,274
                                                                                                                       ------------
                                                                                                                          9,239,980
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.5%           116,319  Endesa SA                                            2,241,669
                                                             92,231  Iberdrola SA                                         1,946,893
                                                             43,626  Union Electrica Fenosa, SA                             930,450
                                                                                                                       ------------
                                                                                                                          5,119,012
-----------------------------------------------------------------------------------------------------------------------------------
                        Energy Equipment &                   15,474  Gamesa Corporacion Technologica, SA                    227,988
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.0%                 10,639  Gas Natural SDG, SA 'E'                                254,866
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                11,019  NH Hoteles, SA                                         121,193
                        Leisure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                        1  Amadeus Global Travel Distribution SA 'A'                    7
                                                             19,379  Indra Sistemas, SA                                     247,092
                                                                                                                       ------------
                                                                                                                            247,099
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                     37,230  Corporacion Mapfre SA                                  456,130
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.1%                         11,936  Antena 3 Television, S.A. (b)                          631,704
                                                                  1  Promotora de Informaciones SA                               17
                                                              5,343  Sogecable, SA (b)                                      215,494
                                                                                                                       ------------
                                                                                                                            847,215
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                1,744  Acerinox SA                                             99,281
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.3%                    161,711  Repsol-YPF, SA                                       3,541,423
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.1%                    5,115  Metrovacesa, SA                                        195,781
                                                             36,995  Vallehermoso SA                                        506,362
                                                                                                                       ------------
                                                                                                                            702,143
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.0%              18,847  Industria de Disenso Textil, SA                        432,464
-----------------------------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                       20,806  Altadis, SA                                            642,966
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                       18,442  Autopistas, Concesionaria Espanola SA                  321,304
                        Infrastructure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Water Utilities - 0.0%                   99  Sociedad General de Aguas de Barcelona, SA               1,686
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                        38,113,325
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%           Auto Components - 0.0%               13,358  Trelleborg AB (Class B)                                230,526
-----------------------------------------------------------------------------------------------------------------------------------
                        Building Products - 0.2%            136,738  Assa Abloy AB 'B'                                    1,747,129
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.0%                    1  D. Carnegie & Co. AB                                         9
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.3%             196,064  Nordbanken Holding AB                                1,411,993
                                                             66,784  Nordea AB                                              479,898
                                                             40,813  Skandinaviska Enskilda Banken (SEB) 'A'                590,554
                                                             63,646  Svenska Handelsbanken AB                             1,275,801
                                                                                                                       ------------
                                                                                                                          3,758,246
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                22,345  Securitas AB 'B'                                       278,832
                        Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.7%   2,443,104  Telefonaktiebolaget LM Ericsson AB 'B' (b)           7,199,956
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction &                       24,422  Skanska AB 'B'                                         214,784
                        Engineering - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                     0  Ainax AB (b)                                                10
                        Services - 0.0%                       8,344  OM Gruppen AB (b)                                       99,967
                                                                                                                       ------------
                                                                                                                             99,977
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication         7,379  Tele2 AB 'B'                                           323,256
                        Services - 0.1%                     218,489  Telia AB                                               925,242
                                                                                                                       ------------
                                                                                                                          1,248,498
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%         128,865  ABB Ltd. (b)                                           704,827
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &              26,484  Getinge AB 'B'                                         312,902
                        Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &              58,586  Gambro AB 'A'                                          567,743
                        Services - 0.1%                      16,310  Gambro AB 'B'                                          156,974
                                                                                                                       ------------
                                                                                                                            724,717
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.1%            70,663  Electrolux AB 'B'                                    1,355,485
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                   31,755  WM-Data AB 'B'                                          71,242
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.1%      93,960  ABB Ltd. (b)                                           516,391
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
-----------------------------------------------------------------------------------------------------------------------------------
Sweden
(concluded)             Insurance - 0.0%                     99,422  Skandia Forsakrings AB                            $    411,786
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.3%                      9,698  Atlas Copco AB 'A'                                     359,831
                                                              6,716  Atlas Copco AB 'B'                                     229,574
                                                              6,958  SKF AB 'B'                                             255,396
                                                             22,534  Sandvik AB                                             768,788
                                                             14,341  Scania AB 'B'                                          487,365
                                                             13,938  Volvo AB 'A'                                           467,193
                                                             20,791  Volvo AB 'B'                                           723,122
                                                                                                                       ------------
                                                                                                                          3,291,269
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                         27,971  Eniro AB                                               213,506
                                                              9,795  Modern Times Group MTG AB 'B' (b)                      189,842
                                                                                                                       ------------
                                                                                                                            403,348
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%                2,448  Granges AB                                              61,095
                                                              4,374  Hoganas AB 'B'                                         107,130
                                                              8,998  SSAB Svenskt Stal AB 'A'                               151,700
                                                             18,787  SSAB Svenskt Stal AB 'B'                               305,512
                                                                                                                       ------------
                                                                                                                            625,437
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 0.0%                     24,678  Lundin Petroleum AB (b)                                131,040
-----------------------------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%        6,917  Billerud                                               112,943
                                                              6,749  Holmen AB 'B'                                          195,313
                                                             19,458  Svenska Cellulosa AB (SCA) 'B'                         738,753
                                                                                                                       ------------
                                                                                                                          1,047,009
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%              55,361  Hennes & Mauritz AB 'B'                              1,429,415
-----------------------------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                       51,201  Swedish Match AB                                       523,364
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                       26,326,189
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.9%      Biotechnology - 0.0%                    570  Serono SA 'B'                                          359,095
-----------------------------------------------------------------------------------------------------------------------------------
                        Building Products - 0.1%                905  Geberit AG (Registered Shares)                         603,382
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 1.5%              184,092  Credit Suisse Group                                  6,541,116
                                                            149,454  UBS AG (Registered Shares)                          10,575,446
                                                                                                                       ------------
                                                                                                                         17,116,562
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.2%                      5,637  Ciba Specialty Chemicals AG (Registered Shares)        405,986
                                                             75,577  Clariant AG (Registered Shares)                      1,104,327
                                                                538  Givaudan (Registered Shares)                           311,442
                                                             11,482  Syngenta AG                                            962,640
                                                                                                                       ------------
                                                                                                                          2,784,395
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                   289  SGS Societe Generale de Surveillance
                        Supplies - 0.0%                              Holding SA 'R'                                         157,838
-----------------------------------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.1%       30,616  Logitech International SA (Registered
                                                                     Shares) (b)                                          1,393,414
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%        22,631  Holderbank Finan Glaris Ltd. (Registered
                                                                     Shares)                                              1,230,574
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication         2,658  Swisscom AG (Registered Shares)                        878,643
                        Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                    1  Kudelski SA (Bearer) (b)                                    29
                        Instruments - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 1.3%                 53,933  Nestle SA (Registered Shares)                       14,383,282
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Equipment &               3,719  Nobel Biocare Holding AG                               582,022
                        Supplies - 0.2%
                                                             12,616  Phonak Holding AG (Registered Shares)                  392,361
                                                              2,056  Straumann AG                                           412,874
                                                              6,812  Synthes, Inc.                                          776,440
                                                                                                                       ------------
                                                                                                                          2,163,697
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                   429  Kuoni Reisen Holding AG                                184,630
                        Leisure - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.7%                     63,112  Swiss Re (Registered Shares)                         4,099,458
                                                             20,809  Zurich Financial Services AG                         3,285,675
                                                                                                                       ------------
                                                                                                                          7,385,133
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                        668  Rieter Holding AG                                      177,081
                                                                787  Schindler Holding AG                                   225,907
                                                              1,330  Sulzer AG (Registered Shares)                          378,058
                                                                                                                       ------------
                                                                                                                            781,046
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.2%              330,910  Novartis AG (Registered Shares)                     14,598,193
                                                             97,057  Roche Holding AG                                     9,609,604
                                                                                                                       ------------
                                                                                                                         24,207,797
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor        9,070  Micronas Semiconductor Holding AG (b)                  412,437
                        Equipment - 0.1%                      3,350  Unaxis Holding AG 'R'                                  377,156
                                                                                                                       ------------
                                                                                                                            789,593
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.0%               1,443  Valora Holding AG                                      332,406
-----------------------------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury           61,442  Compagnie Financiere Richemont AG 'A'                1,604,243
                        Goods - 0.2%                          2,801  Swatch Group AG 'B'                                    364,550
                                                                  1  Swatch Group AG (Registered Shares)                         27
                                                                                                                       ------------
                                                                                                                          1,968,820
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                  76,720,336
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                            Shares                     Common Stocks                       Value
Country                 Industry+                            Held
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 23.6%  Aerospace & Defense - 0.3%          528,225  BAE Systems PLC                                   $  2,100,274
                                                                  1  Meggitt PLC                                                  5
                                                            205,339  Rolls-Royce Group PLC                                  937,472
                                                                                                                       ------------
                                                                                                                          3,037,751
-----------------------------------------------------------------------------------------------------------------------------------
                        Air Freight & Logistics - 0.0%       22,095  Ocean Group PLC                                        307,331
-----------------------------------------------------------------------------------------------------------------------------------
                        Airlines - 0.1%                     285,197  British Airways PLC (b)                              1,424,899
-----------------------------------------------------------------------------------------------------------------------------------
                        Auto Components - 0.1%              144,384  GKN PLC                                                655,910
-----------------------------------------------------------------------------------------------------------------------------------
                        Beverages - 0.7%                    407,389  Diageo PLC                                           5,492,977
                                                            216,258  Scottish & Newcastle PLC                             1,703,058
                                                                                                                       ------------
                                                                                                                          7,196,035
-----------------------------------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                 13,642  Celltech Group PLC (b)                                 135,821
-----------------------------------------------------------------------------------------------------------------------------------
                        Building Products - 0.1%             75,760  Caradon PLC                                            168,991
                                                            252,171  Pilkington PLC                                         445,879
                                                                                                                       ------------
                                                                                                                            614,870
-----------------------------------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.3%              104,976  3i Group PLC                                         1,166,040
                                                            136,348  Amvescap PLC                                           929,724
                                                             23,774  Close Brothers Group PLC                               334,997
                                                             72,268  Icap PLC                                               356,478
                                                             20,974  Schroders PLC                                          233,163
                                                                                                                       ------------
                                                                                                                          3,020,402
-----------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.2%                     67,718  BOC Group PLC                                        1,133,505
                                                            132,897  Imperial Chemical Industries PLC                       555,525
                                                                                                                       ------------
                                                                                                                          1,689,030
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 4.9%             889,764  Barclays PLC                                         7,579,824
                                                            513,463  HBOS PLC                                             6,355,201
                                                          1,495,673  HSBC Holdings PLC                                   22,241,701
                                                            824,009  Lloyds TSB Group PLC                                 6,451,813
                                                            403,839  Royal Bank of Scotland Group PLC                    11,629,907
                                                                                                                       ------------
                                                                                                                         54,258,446
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Services &                31,747  Aggreko PLC                                             94,708
                        Supplies - 0.4%                      20,265  Brambles Industries PLC                                 78,279
                                                             33,856  Bunzl PLC                                              282,277
                                                             28,358  Capita Group PLC                                       163,796
                                                             34,038  The Davis Service Group PLC                            237,652
                                                             33,030  De La Rue PLC                                          206,804
                                                            236,028  Hays PLC                                               525,415
                                                                  1  Intertek Group PLC                                          10
                                                          1,007,148  Rentokil Initial PLC                                 2,639,238
                                                                                                                       ------------
                                                                                                                          4,228,179
-----------------------------------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%           1  Marconi Corporation PLC (b)                                 12
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction &                       24,910  BICC PLC                                               119,938
                        Engineering - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%       100,250  Hanson PLC                                             689,489
                                                             43,852  RMC Group PLC                                          482,720
                                                                                                                       ------------
                                                                                                                          1,172,209
-----------------------------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.0%              36,272  Provident Financial PLC                                395,004
-----------------------------------------------------------------------------------------------------------------------------------
                        Distributors - 0.0%                  33,969  Grafton Group PLC                                      270,701
                                                                  1  Inchcape PLC                                                32
                                                                                                                       ------------
                                                                                                                            270,733
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial                     1  London Stock Exchange PLC                                    7
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication     1,236,092  BT Group PLC                                         4,449,680
                        Services - 0.5%                     349,808  Cable & Wireless PLC                                   823,104
                                                                                                                       ------------
                                                                                                                          5,272,784
-----------------------------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.3%           116,638  Scottish and Southern Energy PLC                     1,441,529
                                                            210,840  ScottishPower PLC                                    1,524,654
                                                             11,600  ScottishPower PLC (ADR)(a)                             342,316
                                                                                                                       ------------
                                                                                                                          3,308,499
-----------------------------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%         146,144  Kidde PLC                                              316,713
-----------------------------------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                5,717  Electrocomponents PLC                                   37,013
                        Instruments - 0.0%                        1  Premier Farnell PLC                                          4
                                                                                                                       ------------
                                                                                                                             37,017
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.8%      88,087  Boots Group PLC                                      1,099,051
                                                            476,715  J Sainsbury PLC                                      2,461,728
                                                          1,030,370  Tesco PLC                                            4,975,083
                                                                                                                       ------------
                                                                                                                          8,535,862
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.7%                280,757  Cadbury Schweppes PLC                                2,422,294
                                                            255,121  Tate & Lyle PLC                                      1,526,784
                                                            376,245  Unilever PLC                                         3,691,352
                                                                                                                       ------------
                                                                                                                          7,640,430
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                             Shares                     Common Stocks                       Value
Country                 Industry+                             Held
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom          Health Care Equipment &              32,907  Seton Scholl Healthcare Group PLC                 $    166,498
(continued)             Supplies - 0.1%                     107,135  Smith & Nephew PLC                                   1,153,107
                                                                                                                       ------------
                                                                                                                          1,319,605
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &              34,377  Alliance Unichem PLC                                   406,786
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                17,993  Carnival PLC                                           873,839
                        Leisure - 0.8%                      266,399  Compass Group PLC                                    1,625,680
                                                             16,879  Enterprise Inns PLC                                    176,008
                                                            138,187  Hilton Group PLC                                       691,662
                                                             67,917  InterContinental Hotels Group PLC                      717,450
                                                            144,298  Mitchells & Butlers PLC                                728,791
                                                                  1  Punch Taverns PLC                                            9
                                                             18,619  Rank Group PLC                                         101,297
                                                             45,765  Whitbread PLC                                          682,632
                                                            294,352  William Hill PLC                                     2,957,292
                                                                                                                       ------------
                                                                                                                          8,554,660
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Durables - 0.3%            40,721  Barratt Developments PLC                               435,331
                                                                  1  Bellway PLC                                                 14
                                                             20,076  The Berkeley Group PLC                                 450,547
                                                            240,941  George Wimpey PLC                                    1,612,332
                                                             43,904  Persimmon PLC                                          503,198
                                                             85,238  Taylor Woodrow PLC                                     397,268
                                                                                                                       ------------
                                                                                                                          3,398,690
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                   40,824  Logica PLC                                             135,483
-----------------------------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.2%           1  Cookson Group PLC (b)                                        1
                                                             79,716  Smiths Group PLC                                     1,079,177
                                                            123,573  Tomkins PLC                                            615,153
                                                                                                                       ------------
                                                                                                                          1,694,331
-----------------------------------------------------------------------------------------------------------------------------------
                        Insurance - 0.6%                    279,165  Aviva PLC                                            2,880,652
                                                            233,220  Friends Provident PLC                                  620,671
                                                                  1  Legal & General Group PLC                                    2
                                                            273,256  Prudential Corporation PLC                           2,351,383
                                                            844,654  Royal & Sun Alliance Insurance Group PLC             1,263,718
                                                                                                                       ------------
                                                                                                                          7,116,426
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet & Catalog                  124,919  The Great Universal Stores PLC                       1,915,401
                        Retail - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet Software &                   1,734  IONA Technologies PLC (ADR)(a) (b)                       7,075
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                    100,741  FKI PLC                                                224,257
                                                             61,674  IMI PLC                                                415,507
                                                                                                                       ------------
                                                                                                                            639,764
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.8%                        160,363  Aegis Group PLC                                        261,009
                                                             38,902  Daily Mail and General Trust 'A'                       513,948
                                                             24,691  EMAP PLC                                               331,351
                                                            172,418  EMI Group PLC                                          762,157
                                                            692,493  ITV PLC (b)                                          1,450,490
                                                            117,084  Pearson PLC                                          1,422,623
                                                            220,302  Reuters Group PLC                                    1,480,213
                                                             19,413  Trinity Mirror PLC                                     228,836
                                                             80,152  United Business Media PLC                              736,953
                                                            144,180  WPP Group PLC                                        1,464,234
                                                             83,100  Yell Group PLC                                         519,545
                                                                                                                       ------------
                                                                                                                          9,171,359
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.7%              320,112  Billiton PLC                                         2,777,803
                                                          1,336,500  Corus Group PLC (b)                                    963,438
                                                             29,856  Johnson Matthey PLC                                    498,936
                                                            135,973  Rio Tinto PLC (Registered Shares)                    3,269,744
                                                                                                                       ------------
                                                                                                                          7,509,921
-----------------------------------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.4%             629,373  Marks & Spence Group PLC                             4,140,311
                                                             26,743  Next PLC                                               690,133
                                                                                                                       ------------
                                                                                                                          4,830,444
-----------------------------------------------------------------------------------------------------------------------------------
                        Multi-Utilities & Unregulated       181,757  International Power PLC (b)                            463,111
                        Power - 0.4%                        418,785  National Grid Group PLC                              3,231,530
                                                             55,703  United Utilities PLC                                   523,775
                                                             47,610  United Utilities PLC 'A'                               287,299
                                                                                                                       ------------
                                                                                                                          4,505,715
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 3.5%                    444,852  BG Group PLC                                         2,740,896
                                                          2,786,176  BP Amoco PLC                                        24,606,792
                                                             35,320  BP Amoco PLC (ADR)(a)                                1,892,092
                                                          1,315,060  Shell Transport & Trading Company PLC                9,646,762
                                                                                                                       ------------
                                                                                                                         38,886,542
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.5%              228,806  AstraZeneca Group PLC                               10,265,606
                                                            871,550  GlaxoSmithKline PLC                                 17,639,001
                                                                                                                       ------------
                                                                                                                         27,904,607
-----------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 0.4%                   78,367  The British Land Company PLC                           985,592
                                                             40,023  Hammerson PLC                                          505,532
                                                             74,432  Land Securities Group PLC                            1,564,446

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                             Shares                     Common Stocks                       Value
Country                 Industry+                             Held
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom          Real Estate                          40,960  Liberty International PLC                        $     565,278
(concluded)             (concluded)                          62,356  Slough Estates PLC                                     507,458
                                                                                                                      -------------
                                                                                                                          4,128,306
-----------------------------------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                   29,150  Arriva PLC                                             217,798
                                                                  1  NATIONAL EXPRESS GROUP PLC                                  12
                                                            320,794  Stagecoach Holdings PLC                                520,675
                                                                                                                      -------------
                                                                                                                            738,485
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor      139,157  ARM Holdings PLC                                       302,833
                        Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Software - 0.0%                      12,875  Misys PLC                                               46,231
                                                                  1  The Sage Group PLC                                           3
                                                                                                                      -------------
                                                                                                                             46,234
-----------------------------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.2%             208,077  Dixons Group PLC                                       623,567
                                                                  1  HMV Group PLC                                                4
                                                             10,896  Kesa Electricals PLC                                    57,155
                                                            515,375  MFI Furniture Group PLC                              1,413,632
                                                            234,829  Signet Group PLC                                       487,612
                                                                                                                      -------------
                                                                                                                          2,581,970
-----------------------------------------------------------------------------------------------------------------------------------
                        Tobacco - 0.3%                      211,225  British American Tobacco PLC                         3,273,218
-----------------------------------------------------------------------------------------------------------------------------------
                        Trading Companies &                  79,273  Wolseley PLC                                         1,229,161
                        Distributors - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        Transportation                       15,327  Associated British Ports Holdings PLC                  112,363
                        Infrastructure - 0.2%               152,051  BAA PLC                                              1,526,245
                                                             77,472  BBA Group PLC                                          382,850
                                                            105,251  The Peninsular and Oriental Steam Navigation
                                                                     Company                                                419,920
                                                                                                                      -------------
                                                                                                                          2,441,378
-----------------------------------------------------------------------------------------------------------------------------------
                        Water Utilities - 0.3%               55,690  Kelda Group PLC                                        505,221
                                                            175,262  Severn Trent PLC                                     2,529,987
                                                                                                                      -------------
                                                                                                                          3,035,208
-----------------------------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication        9,490,870  Vodafone Group PLC                                  20,783,115
                        Services - 1.9%                      12,315  Vodafone Group PLC (ADR)(a)                            272,162
                                                                                                                      -------------
                                                                                                                         21,055,277
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom          260,466,761
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Western Europe              725,551,321
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $864,712,888) - 95.6%                    1,054,794,015
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%        Commercial Banks - 0.2%              50,000  National Australia Bank Limited (Convertible)        1,773,000
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.3%                        414,350  The News Corporation Limited                         3,391,476
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in Australia                  5,164,476
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%      Paper & Forest Products - 0.0%        4,785  Fletcher Challenge Forests Ltd.                          5,804
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in New Zealand                    5,804
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in the Pacific Basin          5,170,280
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%          Automobiles - 0.1%                      697  Porsche AG                                             466,445
                                                             25,512  Volkswagen AG                                          737,491
                                                                                                                      -------------
                                                                                                                          1,203,936
-----------------------------------------------------------------------------------------------------------------------------------
                        Health Care Providers &               4,458  Fresenius Medical Care AG                              238,594
                        Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                        Household Products - 0.0%             4,440  Henkel KGaA                                            379,107
-----------------------------------------------------------------------------------------------------------------------------------
                        Media - 0.0%                         14,013  ProSieben Sat.1 Media AG                               253,176
-----------------------------------------------------------------------------------------------------------------------------------
                        Multi-Utilities & Unregulated        11,773  RWE AG                                                 474,255
                        Power - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in Germany                    2,549,068
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.0%   Media- 0.0%                          26,459  ITV PLC                                                 28,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in the United Kingdom            28,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks in Western Europe             2,577,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks
                                                                     (Cost - $6,328,691) - 0.7%                           7,748,138
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Warrants (c)
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%        Real Estate - 0.0%                    7,100  City Developments Limited                               12,119
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Warrants in the Pacific Basin/Asia                12,119
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                             Shares                     Warrants                          Value
Country                 Industry+                             Held
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%           Food & Staples                          383  Casino Guichard-Perrach SA                      $          224
                        Retailing - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Warrants in Western Europe                           224
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Warrants (Cost - $15,571) - 0.0%                  12,343
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Face
                                                         Amount                       Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%            Chemicals - 0.1%             JPY 34,000,000  Shin-Etsu Chemical Co., Ltd., #6,  0.40% due
                                                                     9/30/2005 (Convertible)                                631,192
-----------------------------------------------------------------------------------------------------------------------------------
                        Computers &                     116,000,000  NEC Corporation,  1% due 9/30/2011
                        Peripherals - 0.1%                           (Convertible)                                        1,094,992
-----------------------------------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.0%         5,000,000  Canon, Inc.,  1.30% due 12/19/2008
                                                                     (Convertible)                                          175,273
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%           65,000,000  Fujisawa Pharmacy,  1.70% due 9/30/2004                834,897
-----------------------------------------------------------------------------------------------------------------------------------
                        Trading Companies &             134,000,000  Mitsui & Co., Ltd.,  1.05% due 9/30/2009
                        Distributors - 0.1%                          (Convertible)                                        1,429,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in the Pacific
                                                                     Basin/Asia                                           4,165,931
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%           Insurance - 0.0%              EUR    11,952  Axa SA, 2.40% due 12/21/2004 (Convertible)(d)          266,980
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in France                266,980
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%      Consumer Finance - 0.3%           2,500,000  Siemens Finance BV,  1.375% due 6/04/2010            3,555,830
-----------------------------------------------------------------------------------------------------------------------------------
                        Semiconductors &                    250,000  Infineon Tech,  5% due 6/05/2010                       395,082
                        Semiconductor
                        Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in the
                                                                     Netherlands                                          3,950,912
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.0%      Machinery - 0.0%              CHF     7,500  Georg Fischer AG,  1.50% due 1/31/2005
                                                                     (Convertible)                                            5,974
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Switzerland             5,974
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Western Europe      4,223,866
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities
                                                                     (Cost - $7,183,091) - 0.8%                           8,389,797
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial                      Short-Term Securities
                                                        Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                                      US$ 8,999,630  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                     Series I (e)                                         8,999,630
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments in Short-Term Securities
                                                                     (Cost - $8,999,630) - 0.8%                           8,999,630
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $887,239,871) - 97.9%                    1,079,943,923
                                                                     Other Assets Less Liabilities - 2.1%                23,157,653
                                                                                                                     --------------
                                                                     Net Assets - 100.0%                             $1,103,101,576
                                                                                                                     ==============
-----------------------------------------------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Bond redeems 100% plus 2.40% accrued interest if Axa SA acquisition of The MONY Group Inc. is not completed by 12/21/2004.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      ---------------------------------------------------------------------------------------------------------------------
                                                                                                 Net              Interest
      Affiliate                                                                               Activity             Income
      ---------------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                                                                    $ 3,324,300          $ 38,460
      ---------------------------------------------------------------------------------------------------------------------

+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Financial futures contracts purchased as of June 30, 2004 were as follows:

      ---------------------------------------------------------------------------------------------------------------------
        Number                                                                                                  Unrealized
          of                                                       Expiration                  Face           Appreciation/
      Contracts  Issue                          Exchange              Date                     Value           Depreciation
      ---------------------------------------------------------------------------------------------------------------------
          56     CAC 40 10 EURO                   MATIF             July 2004               $ 2,553,524         $  (4,350)
          24     DAX INDEX 25 EURO                 DTB           September 2004             $ 2,941,850            41,619
         124     DJ Euro Stoxx 50             Euronext Paris     September 2004             $ 4,195,935            53,921
          88     FTSE                             LIFFE          September 2004             $ 7,168,485           (33,307)
          28     HANG SENG                        SIMEX             July 2004               $ 2,174,900            31,054
          21     IBEX 35 PLUS                     MEFF              July 2004               $ 2,047,282               139
          6      MIB 30                            MSE           September 2004             $ 1,015,549            18,445
          60     OMX Stock Index                   OMS              July 2004               $   544,269            13,779
          44     SPI 200                           SFE           September 2004             $ 2,669,300            40,195
          92     TOPIX                            Tokyo          September 2004             $ 9,746,648           291,019
      ---------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation-Net                                                                         $ 452,514
                                                                                                                =========

Master Enhanced International Index                                June 30, 2004

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

      Forward foreign exchange contracts as of June 30, 2004 were as follows:

                                                                                                                Unrealized
      Foreign Currency                               Settlement                                               Appreciation/
      Purchased                                         Date                                                   Depreciation
      ---------------------------------------------------------------------------------------------------------------------
             AUD 650,000                              July 2004                                                 $   (2,274)
             CHF 2,740,000                            July 2004                                                    (17,740)
             EUR 2,885,000                            July 2004                                                     (3,538)
             GBP 1,310,000                            July 2004                                                    (16,539)
             JPY 246,000,000                          July 2004                                                    (41,875)
             SEK 1,100,000                            July 2004                                                         34
      ---------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts-Net (US$ Commitment - $11,003,007)                                                     $  (81,932)
      ---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                   June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

MASTER ENHANCED
INTERNATIONAL
SERIES                As of June 30, 2004
==================================================================================================================================
Assets:               Investments in unaffiliated securities, at value (including securities
                      loaned of $104,496,222) (identified cost-$878,240,241) ....................                   $1,070,944,293
                      Investments in affiliated securities, at value (identified cost-$8,999,630)                        8,999,630
                      Cash held as collateral for securities loaned, at value ...................                      110,195,057
                      Unrealized appreciation on forward foreign exchange contracts .............                               34
                      Cash on deposit for financial futures contracts ...........................                        1,869,081
                      Foreign cash (cost-$15,581,897) ...........................................                       15,518,417
                      Receivables:
                            Dividends ...........................................................  $    3,843,342
                            Variation margin ....................................................       2,072,894
                            Securities sold .....................................................       1,029,294
                            Forward foreign exchange contracts ..................................         275,000
                            Contributions .......................................................         103,321
                            Interest (including $8,866 from affiliates) .........................          21,108        7,344,959
                                                                                                   --------------
                      Prepaid expenses ..........................................................                            4,794
                                                                                                                    --------------
                      Total assets ..............................................................                    1,214,876,265
                                                                                                                    --------------
==================================================================================================================================
Liabilities:          Collateral on securities loaned, at value .................................                      110,195,057
                      Unrealized depreciation on forward foreign exchange contracts .............                           81,966
                      Payables:
                            Securities purchased ................................................       1,232,054
                            Forward foreign exchange contracts ..................................          28,153
                            Withdrawals .........................................................          19,679
                            Other affiliates ....................................................           5,630
                            Investment adviser ..................................................           1,513        1,287,029
                                                                                                   --------------
                      Accrued expenses and other liabilities ....................................                          210,637
                                                                                                                    --------------
                      Total liabilities .........................................................                      111,774,689
                                                                                                                    --------------
==================================================================================================================================
Net Assets:           Net assets ................................................................                   $1,103,101,576
                                                                                                                    ==============
==================================================================================================================================
Net Assets            Investors' capital ........................................................                   $  910,058,176
Consist of:           Unrealized appreciation on investments and foreign currency
                        transactions-net ........................................................                      193,043,400
                                                                                                                    --------------
                      Net Assets ................................................................                   $1,103,101,576
                                                                                                                    ==============
==================================================================================================================================

      See Notes to Financial Statements.

                                                                   June 30, 2004

STATEMENT OF OPERATIONS

MASTER ENHANCED
INTERNATIONAL
SERIES                For the Six Months Ended June 30, 2004
==================================================================================================================================
Investment            Dividends (net of $2,051,190 foreign withholding tax) .....................                   $   16,855,204
Income:               Securities lending-net ....................................................                          346,919
                      Interest (including $38,460 from affiliates and net of $1,776 foreign
                      withholding tax) ..........................................................                          118,471
                                                                                                                    --------------
                      Total income ..............................................................                       17,320,594
                                                                                                                    --------------
==================================================================================================================================
Expenses:             Custodian fees ............................................................  $      155,068
                      Accounting services .......................................................          81,123
                      Investment advisory fees ..................................................          53,880
                      Professional fees .........................................................          41,058
                      Pricing fees ..............................................................          27,490
                      Trustees' fees and expenses ...............................................           5,444
                      Printing and shareholder reports ..........................................           3,389
                      Other .....................................................................          12,058
                                                                                                   --------------
                      Total expenses ............................................................                          379,510
                                                                                                                    --------------
                      Investment income-net .....................................................                       16,941,084
                                                                                                                    --------------
==================================================================================================================================
Realized &            Realized gain from:
Unrealized               Investments-net ........................................................      51,417,760
Gain (Loss) on           Foreign currency transactions-net ......................................         950,384       52,368,144
Investments &                                                                                      --------------
Foreign Currency      Change in unrealized appreciation/depreciation on:
Transactions-Net:        Investments-net ........................................................     (13,872,701)
                         Foreign currency transactions-net ......................................      (1,438,255)     (15,310,956)
                                                                                                   --------------   --------------
                      Total realized and unrealized gain on investments and
                      foreign currency transactions - net .......................................                       37,057,188
                                                                                                                    --------------
                      Net Increase in Net Assets Resulting from Operations ......................                   $   53,998,272
                                                                                                                    ==============
==================================================================================================================================

      See Notes to Financial Statements.

                                                                   June 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six         For the
MASTER ENHANCED                                                                                     Months Ended      Year Ended
INTERNATIONAL                                                                                         June 30,       December 31,
SERIES                Increase (Decrease) in Net Assets:                                                2004             2003
==================================================================================================================================
Operations:           Investment income-net .....................................................  $   16,941,084   $   24,691,930
                      Realized gain on investments and foreign currency
                         transactions-net .......................................................      52,368,144       32,291,221
                      Change in unrealized appreciation/depreciation on investments
                         and foreign currency transactions-net ..................................     (15,310,956)     269,904,769
                                                                                                   --------------   --------------
                      Net increase in net assets resulting from operations ......................      53,998,272      326,887,920
                                                                                                   --------------   --------------
==================================================================================================================================
Capital               Proceeds from contributions ...............................................      14,912,424       14,034,902
Transactions:         Fair value of withdrawals .................................................     (31,630,980)    (191,796,283)
                                                                                                   --------------   --------------
                      Net decrease in net assets derived from capital transactions ..............     (16,718,556)    (177,761,381)
                                                                                                   --------------   --------------
==================================================================================================================================
Net Assets:           Total increase in net assets ..............................................      37,279,716      149,126,539
                      Beginning of period .......................................................   1,065,821,860      916,695,321
                                                                                                   --------------   --------------
                      End of period .............................................................  $1,103,101,576   $1,065,821,860
                                                                                                   ==============   ==============
==================================================================================================================================

      See Notes to Financial Statements.

                                                                   June 30, 2004

FINANCIAL HIGHLIGHTS

MASTER ENHANCED
INTERNATIONAL
SERIES
===================================================================================================================================
                                                                   For the Six
                  The following ratios have                       Months Ended               For the Year Ended December 31,
                  been derived from information provided            June 30,      -------------------------------------------------
                  in the financial statements.                        2004            2003         2002         2001        2000**
===================================================================================================================================
Total Investment  Total investment return ......................         5.15% +        38.45%     (15.27%)     (21.10%)         --
Return:                                                           ===========     ===========   =========    =========    =========
===================================================================================================================================
Ratios to         Expenses, net of reimbursement and excluding
Average Net         swap payment ...............................          .07% *          .09%        .06%         .06%         .07%
Assets:                                                           ===========     ===========   =========    =========    =========
                  Expenses, net of reimbursement ...............          .07% *          .09%        .10%         .06%         .09%
                                                                  ===========     ===========   =========    =========    =========
                  Expenses .....................................          .07% *          .09%        .14%         .08%         .11%
                                                                  ===========     ===========   =========    =========    =========
                  Investment income-net ........................         3.14% *         2.55%       2.25%        1.80%        1.78%
                                                                  ===========     ===========   =========    =========    =========
===================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .....  $ 1,103,102     $ 1,065,822   $ 916,695    $ 420,499    $ 585,870
Data:                                                             ===========     ===========   =========    =========    =========
                  Portfolio turnover ...........................        42.30%          91.04%     101.13%       83.89%       71.77%
                                                                  ===========     ===========   =========    =========    =========
===================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

For the six months ended June 30, 2004, the Series reimbursed FAM $11,726 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $448,238,350 and $452,412,182, respectively.

Net realized gains for the six months ended June 30, 2004 and net unrealized appreciation/depreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Realized       Appreciation/
                                                     Gains         Depreciation
--------------------------------------------------------------------------------
Investments:
   Long-term                                    $  49,888,897     $ 192,704,052
   Short-term
   Swaps
   Financial futures contracts                      1,528,863           452,514
                                                -------------     -------------
Total investments                                  51,417,760       193,156,566
                                                -------------     -------------
Currency transactions:
   Forward foreign exchange contracts                 875,538           (81,932)
   Foreign currency transactions                       74,846           (31,234)
                                                -------------     -------------
Total currency transactions                           950,384          (113,166)
                                                -------------     -------------
Total                                           $  52,368,144     $ 193,043,400
                                                =============     =============
--------------------------------------------------------------------------------

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $161,231,815, of which $179,841,822 related to appreciated securities and $18,610,007 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $918,712,108.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

Officers and Trustees

Terry K. Glenn -- President and Trustee
Donald W. Burton --Trustee
M. Colyer Crum -- Trustee
Laurie Simon Hodrick -- Trustee
David H. Walsh - Trustee
Fred G. Weiss -- Trustee
Donald C. Burke -- Vice President and Treasurer
Robert C. Doll, Jr. -- Senior Vice President
Richard Vella -- Vice President
Brian D. Stewart -- Secretary

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    --------------------------
    Terry K. Glenn,
    President of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------
    Terry K. Glenn,
    President of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: August 13, 2004


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: August 13, 2004